Loans from Banks and Others	12 Months Ended
Dec. 31, 2011
Loans from Banks and Others [Abstract]
Loans from Banks and Others
Note 8 - Loans from Banks and Others

A.     Short term Bank Credit:

In April 2011, the Company entered into a loan agreement with a financial institution and other lenders, referred to collectively as the lenders, pursuant to which we borrowed from the lenders $5 million, due within one year and bearing interest at a rate of 3.25% per annum, and an increased interest rate in case of non-compliance with our obligations to the lenders under the loan agreement.

The  maturity date of the loan is in May 2012. The loan  is secured by a second-ranking floating charge on our assets and a fixed charge on our goodwill, as well as certain other fixed charges. In consideration for the loan, we issued the lenders 169,000  ordinary shares of the Company. The shares were issued under Regulation S and were subject to a lock-up period of 90 days from the date of issuance. The debt is secured by a second-ranking floating charge on our assets and a fixed charge on our goodwill, as well as certain other fixed charges.  The agreement contains provisions for acceleration of repayment in certain events of default. The agreement also contains certain restrictive covenants.

A.      Short term Bank Credit:

In accordance with ASC 470 "Debt" the Company allocate the total procced between the loan and the shares based on their relative fair value at the closing date. The discount arised from this allocation amounted to $ 1 milion at the closing and is being amortisied using the interest method over the the term of loan. As of December 31, 2011 the unamortised discount amounted to $ 0.3 million. The principal of $ 5 million less the  unamortized discount are presented on a Net basis as shot term bank credit.

As to the assignment of the loan in March 2012 to the Company's shareholders - see Note 13A.

As of December 31, 2010 the Company had short term bank credit of $14.4 million comprised as follow: $7 million current portion of long term loans and $7.4 million of  bank credit that bears interst of  Libor plus 4% paid on a quarterly basis.

B.      Long Term Loans from Banks and other

  Composition:

			December 31,
			2011	2010
	*Average Interest rate as of December 31, 2011	Linkage	Total long-term liabilities net of current portion
	%	Basis	(in thousands)

Ministry of Production in Italy (Note 9 A4)	0.87		€245	330
Due to Banks	Libor + 4.9		$5,693	6,897
Less - current portion			(1,993)	(6,961)
			$3,945	$266

* The interest is paid on a quarterly basis.

C.      Long-term Loans from Banks and Other are due as follows:

	December 31,
	2011	2010
	(in thousands)

First year (current portion)	$1,993	$6,961
Second year	2,495	41
Third year	1,316	41
Fourth year and thereafter	134	184
Total	$5,938	$7,227

D.
In connection with long term loans from Bank Discount Le'Israel Ltd, Bank Ha'Poalim Ltd., The First International Bank Ltd. and Bank Leumi Le'Israel Ltd of $5.7 million and $7.2million at December 31, 2011 and 2010,   The loans are secured by  $3.4 million of cash deposited (see restricted deposit on balance sheet at December 31, 2011)  The  Company committed to certain covenants related to its operation such as:

a)	maintaining a minimum level of shareholders' equity of no less than 40% of our total assets, provided however that such amount does not fall below $13 million;

b)	maintaining a minimum level of tangible shareholders' equity not to exceed a deficit of $4 million;

c)	maintaining a cash and cash equivalents balance of $2 million;

d)	maintaining a level of EBITDA in four sequential quarters of no less than $1 million;

e)	maintaining maximum amount of financial debt (excluding the loan from third parties described below) of no more than 30% of our total assets;

f)	maintaining a ratio of our bank liabilities to the total balance of AR, cash and cash equivalents and bank guarantees that were given for credit assurance, of no more than 40%; and

g)	maintaining maximum balance of sold receivables of not more than $ 3 million.

In September  2011 the Company did not meet the covenanats. Follwing that the covenanats were revised in Q3.As of December 31, 2011, the Company met all of its covenants to the banks .